Consolidated Statements of Shareholders' Deficiency (USD $)	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Balance	$ (1,767,877)	$ (3,093,030)	$ 92,956
Issuance of common shares	5,460,892	5,000,000
Share issuance cost and cost adjustments	(857,278)	(779,271)
Shares issued for options exercised	5,965		93,165
Shares issued for options exercised (in Shares)	3,500	0	25,000
Issuance of shares on exercise of warrants (Note 14)	980,382
Stock options to employees	1,017,908	2,251,325	674,746
Stock options to non-management board members	135,974	72,520	27,714
DSU's to non-management board members	39,547	36,727	33,101
Issuance of shares on exercise of cashless warrants		1,005,692	755,124
Other comprehensive gain (loss)	524,431	(124,975)	110,441
Net loss	(11,495,017)	(6,136,865)	(4,880,277)
Net Period Change in Consolidated statements of operations and comprehensive loss	(4,187,196)	1,325,153	(3,185,986)
Balance	(5,955,073)	(1,767,877)	(3,093,030)
Special Voting Shares [Member]
Balance	6,128,697	902,276	16,969
Balance (in Shares)	17,906,937	15,908,444	10,907,054
Issuance of common shares (in Shares)	3,315,000	1,818,182	4,800,000
Issuance of common shares	5,460,892	5,000,000
Share issuance cost and cost adjustments	(857,278)	(779,271)
Shares issued for options exercised	8,459		130,183
Shares issued for options exercised (in Shares)	3,500		25,000
Issuance of shares on exercise of warrants (Note 14)	980,382
Issuance of shares on exercise of warrants (Note 14) (in Shares)	205,175
Issuance of shares on exercise of cashless warrants		1,005,692	755,124
Issuance of shares on exercise of cashless warrants (in Shares)		180,315	176,469
Cancellation on shares exchanged (in Shares)	(1)	(4)	(79)
Net Period Change in Consolidated statements of operations and comprehensive loss	5,592,455	5,226,421	885,307
Net Period Change in Consolidated statements of operations and comprehensive loss (in Shares)	3,523,674	1,998,493	5,001,390
Balance	11,721,152	6,128,697	902,276
Balance (in Shares)	21,430,611	17,906,937	15,908,444
Additional Paid-in Capital [Member]
Balance	22,428,120	20,067,548	19,369,005
Shares issued for options exercised	(2,494)		(37,018)
Stock options to employees	1,017,908	2,251,325	674,746
Stock options to non-management board members	135,974	72,520	27,714
DSU's to non-management board members	39,547	36,727	33,101
Net Period Change in Consolidated statements of operations and comprehensive loss	1,190,935	2,360,572	698,543
Balance	23,619,055	22,428,120	20,067,548
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(240,010)	(115,035)	(225,476)
Other comprehensive gain (loss)	524,431	(124,975)	110,441
Net Period Change in Consolidated statements of operations and comprehensive loss	524,431	(124,975)	110,441
Balance	284,421	(240,010)	(115,035)
Retained Earnings [Member]
Balance	(30,084,684)	(23,947,819)	(19,067,542)
Net loss	(11,495,017)	(6,136,865)	(4,880,277)
Net Period Change in Consolidated statements of operations and comprehensive loss	(11,495,017)	(6,136,865)	(4,880,277)
Balance	$ (41,579,701)	$ (30,084,684)	$ (23,947,819)